Exhibit 99.1

World Omni Auto Receivables Trust 2021-B

Monthly Servicer Certificate

April 30, 2025

Dates Covered
Collections Period	04/01/25 - 04/30/25
Interest Accrual Period	04/15/25 - 05/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/25	127,751,049.30	15,536
Yield Supplement Overcollateralization Amount 03/31/25	1,251,342.14	0
Receivables Balance 03/31/25	129,002,391.44	15,536
Principal Payments	9,486,752.38	357
Defaulted Receivables	157,237.29	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/25	1,095,164.71	0
Pool Balance at 04/30/25	118,263,237.06	15,170

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.82%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	2,472,391.54	203
Past Due 61-90 days	963,899.32	72
Past Due 91-120 days	69,177.70	7
Past Due 121+ days	0.00	0
Total	3,505,468.56	282

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.94%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.87%
Delinquency Trigger Occurred	NO

Recoveries	120,543.61
Aggregate Net Losses/(Gains) - April 2025	36,693.68
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.34%
Prior Net Losses/(Gains) Ratio	-0.42%
Second Prior Net Losses/(Gains) Ratio	-0.36%
Third Prior Net Losses/(Gains) Ratio	-0.19%
Four Month Average	-0.16%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.40%

Overcollateralization Target Amount	5,319,305.21
Actual Overcollateralization	5,319,305.21
Weighted Average Contract Rate	4.29%
Weighted Average Contract Rate, Yield Adjusted	5.56%
Weighted Average Remaining Term	19.32

Flow of Funds	$ Amount
Collections	10,058,737.47
Investment Earnings on Cash Accounts	14,356.91
Servicing Fee	(107,501.99)
Transfer to Collection Account	-
Available Funds	9,965,592.39

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	42,867.25
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	4,168,507.03
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,319,305.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	390,091.90

Total Distributions of Available Funds	9,965,592.39

Servicing Fee	107,501.99
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 04/15/25	122,431,744.09
Principal Paid	9,487,812.24
Note Balance @ 05/15/25	112,943,931.85

Class A-1
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-2
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-3
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-4
Note Balance @ 04/15/25	74,551,744.09
Principal Paid	9,487,812.24
Note Balance @ 05/15/25	65,063,931.85
Note Factor @ 05/15/25	67.3191225%

Class B
Note Balance @ 04/15/25	31,920,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	31,920,000.00
Note Factor @ 05/15/25	100.0000000%

Class C
Note Balance @ 04/15/25	15,960,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	15,960,000.00
Note Factor @ 05/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	87,688.25
Total Principal Paid	9,487,812.24
Total Paid	9,575,500.49

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.69000%
Interest Paid	42,867.25
Principal Paid	9,487,812.24
Total Paid to A-4 Holders	9,530,679.49

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0826312
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.9406448
Total Distribution Amount	9.0232760

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.4435308
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	98.1667071
Total A-4 Distribution Amount	98.6102379

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	439.35
Noteholders' Principal Distributable Amount	560.65

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/25	2,659,652.60
Investment Earnings	9,325.92
Investment Earnings Paid	(9,325.92)
Deposit/(Withdrawal)	-
Balance as of 05/15/25	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$787,293.65	$706,560.45	$852,937.63
Number of Extensions	68	59	63
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.51%	0.57%